Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	FEDERATED INCOME SECURITIES TRUST
Prospectus Date		rr_ProspectusDate	Jun. 30, 2015
Federated Intermediate Corporate Bond Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Federated Intermediate Corporate Bond Fund (the "Fund")
Objective [Heading]		rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide current income.
Expense [Heading]		rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares (IS) or Service Shares (SS).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 1, 2016
Fee Waiver Or Reimbursement Over Assets Later Of Termination Or Next Effective Prospectus		fist_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) July 1, 2016; or (b) the date of the Fund's next effective Prospectus.
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

			The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a diversified portfolio of investment-grade, fixed-income securities consisting primarily of corporate debt securities, U.S. government mortgage-backed securities, and U.S. Treasury and agency securities. The Fund's investment adviser ("Adviser") seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. Some of the corporate debt securities in which the Fund invests are considered to be "foreign securities," which are securities of issuers based outside of the United States. The foreign securities in which the Fund invests will be predominately denominated in U.S. dollars. The Fund may invest in derivative contracts to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid in an attempt to benefit from changes in the value of the underlying investment(s).

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Although the value of the Fund's Shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting, under normal market conditions, the Fund's dollar-weighted average maturity to between three and ten years and dollar-weighted average duration to between three and seven years. Maturity reflects the time until a fixed-income security becomes payable. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

			Because the Fund refers to corporate fixed-income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in corporate fixed-income investments.
Risk [Heading]		rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise.
  Issuer Credit Risk . It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Counterparty Credit Risk . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Liquidity Risk. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Call and Prepayment Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Risk Associated with Complex CMOs. CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage-backed securities. For example, their prices are more volatile and their trading market may be more limited.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity and leverage risks.
  Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund.  Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or the stock market. Economic, political and financial conditions may, from time to time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects. Among other investments, lower-grade bonds may be particularly sensitive to changes in the economy.
			The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]		rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table Risk/Return Bar Chart
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns for each class averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]		rr_BarChartHeading	Federated Intermediate Corporate Bond Fund - IS Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's IS class total return for the three-month period from January 1, 2015 to March 31, 2015, was 1.74%.

			Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 7.53% (quarter ended June 30, 2009). Its lowest quarterly return was (6.75)% (quarter ended September 30, 2008).
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the IS class, and after-tax returns for the SS class will differ from those shown for the IS class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition to Return Before Taxes, Return After Taxes is shown for the Fund's IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the IS class, and after-tax returns for the SS class will differ from those shown for the IS class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

			(For the Period Ended December 31, 2014)
Federated Intermediate Corporate Bond Fund | IS
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fee		rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.97%
Fee Waivers and/or Expense Reimbursements	[1]	rr_FeeWaiverOrReimbursementOverAssets	0.40%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		rr_NetExpensesOverAssets	0.57%
1 Year		rr_ExpenseExampleYear01	$ 99
3 Years		rr_ExpenseExampleYear03	309
5 Years		rr_ExpenseExampleYear05	536
10 Years		rr_ExpenseExampleYear10	$ 1,190
2005		rr_AnnualReturn2005	2.29%
2006		rr_AnnualReturn2006	4.53%
2007		rr_AnnualReturn2007	6.00%
2008		rr_AnnualReturn2008	(7.03%)
2009		rr_AnnualReturn2009	17.03%
2010		rr_AnnualReturn2010	7.30%
2011		rr_AnnualReturn2011	3.13%
2012		rr_AnnualReturn2012	9.64%
2013		rr_AnnualReturn2013	1.20%
2014		rr_AnnualReturn2014	4.30%
Year to Date Return, Label		rr_YearToDateReturnLabel	The Fund's IS class total return for the three-month period
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.74%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	7.53%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(6.75%)
1 Year		rr_AverageAnnualReturnYear01	4.30%
5 Years		rr_AverageAnnualReturnYear05	5.07%
10 Years		rr_AverageAnnualReturnYear10	4.68%
Federated Intermediate Corporate Bond Fund | SS
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fee		rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.21%
Fee Waivers and/or Expense Reimbursements	[1]	rr_FeeWaiverOrReimbursementOverAssets	0.39%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		rr_NetExpensesOverAssets	0.82%
1 Year		rr_ExpenseExampleYear01	$ 123
3 Years		rr_ExpenseExampleYear03	384
5 Years		rr_ExpenseExampleYear05	665
10 Years		rr_ExpenseExampleYear10	$ 1,466
1 Year		rr_AverageAnnualReturnYear01	4.04%
5 Years		rr_AverageAnnualReturnYear05	4.81%
10 Years		rr_AverageAnnualReturnYear10	4.42%
Federated Intermediate Corporate Bond Fund | Return After Taxes on Distributions | IS
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.53%
5 Years		rr_AverageAnnualReturnYear05	3.05%
10 Years		rr_AverageAnnualReturnYear10	2.78%
Federated Intermediate Corporate Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | IS
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.45%
5 Years		rr_AverageAnnualReturnYear05	3.23%
10 Years		rr_AverageAnnualReturnYear10	2.93%
Federated Intermediate Corporate Bond Fund | Barclays U.S. Intermediate Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[2]	rr_AverageAnnualReturnYear01	4.16%
5 Years	[2]	rr_AverageAnnualReturnYear05	5.00%
10 Years	[2]	rr_AverageAnnualReturnYear10	4.88%
Federated Intermediate Corporate Bond Fund | Lipper Core Bond Funds Average
Risk/Return:		rr_RiskReturnAbstract
1 Year	[3]	rr_AverageAnnualReturnYear01	5.30%
5 Years	[3]	rr_AverageAnnualReturnYear05	4.67%
10 Years	[3]	rr_AverageAnnualReturnYear10	4.24%

[1]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, expenses allocated from affiliated partnerships, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.56% and 0.81% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) July 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
[2]	Barclays U.S. Intermediate Credit Index is an unmanaged index that consists of dollar-denominated, investment-grade, publicly issued securities with a maturity of between one and ten years, a minimum amount outstanding of $250 million and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments).
[3]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into their respective categories indicated. They do not reflect sales charges.